SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2015 $ / shares	Jul. 31, 2015 USD ($) vessel subsidiaries	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Compensation payable (receivable) for early contract termination of charter				$ (2,003)	$ 90,746	$ 199,429
Subsequent Event [Member]
Subsequent Event [Line Items]
Compensation payable (receivable) for early contract termination of charter			$ 13,800
Compensation payable (receivable) for early contract termination of charter, upfront payment (receipt)			$ 2,200
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.44
US dollar $166.4 million secured term loan facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Wholly Owned Subsidiaries Of Company That Entered Into Secured Term Loan Facility Agreement | subsidiaries		8
Debt Instrument, Face Amount		$ 166,400
Number of new vessels acquired that were partly funded by secured term loan facility | vessel		8
Frontline Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Investment Holdings Additional Information			0.07